Note 13 - Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of financial instruments at fair value through profit or loss [text block]
	Year Ended	Year Ended
	March 31, 2020	March 31, 2019
Physical forward contracts and options (i)	$(130,182)	$(116,350)
Financial swap contracts and options (ii)	(62,612)	39,832
Foreign exchange forward contracts	9,055	72
Share swap (iii)	(9,581)	(3,507)
6.5% convertible bond conversion feature	-	247
Unrealized foreign exchange on 6.5% convertible bond	(18,132)	(8,061)
Weather derivatives	(229)	7,796
Other derivative options	(1,736)	(7,488)
Unrealized loss of derivative instruments and other	$(213,417)	$(87,459)

Disclosure of detailed information about financial instruments [text block]
	Financial assets (current)	Financial assets (non-current)	Financial liabilities (current)	Financial liabilities (non-current)

Physical forward contracts and options (i)	$24,549	$17,673	$57,461	$51,836
Financial swap contracts and options (ii)	6,915	1,492	53,917	24,432
Foreign exchange forward contracts	4,519	3,036	-	-
Weather derivatives (iii)	-	-	280	-
Other derivative options	370	6,591	1,780	-
As at March 31, 2020	$36,353	$28,792	$113,438	$76,268
	Financial assets (current)	Financial assets (non-current)	Financial liabilities (current)	Financial liabilities (non-current)

Physical forward contracts and options	$115,483	$7,237	$49,601	$50,174
Financial swap contracts and options	18,212	1,876	16,142	8,583
Foreign exchange forward contracts	-	56	1,555	-
Share swap	-	-	11,907	-
Other derivative options	10,817	86	182	4,901
As at March 31, 2019	$144,512	$9,255	$79,387	$63,658

Disclosure of fair value measurement of assets and liabilities [text block]

	Level 1	Level 2	Level 3	Total
Derivative financial assets	$-	$-	$65,145	$65,145
Derivative financial liabilities	-	(38,676)	(151,030)	(189,706)
Total net derivative financial assets (liabilities)	$-	$(38,676)	$(85,885)	$(124,561)

	Level 1	Level 2	Level 3	Total
Derivative financial assets	$-	$-	$153,767	$153,767
Derivative financial liabilities	-	(6,588)	(136,457)	(143,045)
Total net derivative financial assets (liabilities)	$-	$(6,588)	$17,310	$10,722

Disclosure of fair value measurement of liabilities [text block]
	Year ended	Year ended
	March 31, 2020	March 31, 2019
Balance, beginning of year	$17,310	$166,364
Total gains	(3,822)	19,644
Purchases	(43,663)	11,502
Sales	14,549	(25,575)
Settlements	(70,259)	(154,625)
Balance, end of year	$(85,885)	$17,310

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	1–3 years	4–5 years	5 years
Trade and other payables	$685,665	$685,665	$685,665	$-	$-	$-
Long-term debt 1	782,003	827,284	255,129	263,800	308,355	-
Gas, electricity and non-commodity contracts	189,706	3,088,524	1,463,615	1,200,713	322,590	101,606
	$1,657,374	$4,601,473	$2,404,409	$1,464,513	$630,945	$101,606

Disclosure of maturity analysis for contractual net interest payments [text block]
	Less than 1 year	1–3 years	4–5 years	More than 5 years
Interest payments	$44,067	$75,911	$12,773	$-